Related party transactions - Other operating income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Related party transactions
Income from technical support services	$ 833
Lightmap Ltd | Castcrown Ltd
Related party transactions
Income from technical support services	314
Nexters Armenia LLC | Castcrown Ltd
Related party transactions
Income from technical support services	$ 519